Share-Based Compensation - Summary of Management Earn-Out Shares Granted to Officers (Detail) - $ / shares	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Feb. 17, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price					$ 10
Expected volatility				65.00%
Risk-Free interest rate		0.53%
Officer [Member] | Management Earn-out Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 9.75		$ 9.75
Expected volatility	77.50%		77.50%
Risk-Free interest rate	0.66%		0.66%